Subsequent events to the reporting date (Details) $ in Thousands, $ in Millions	Jan. 31, 2025 USD ($) Vessel t	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Subsequent events to the reporting date [Abstract]
Debt amount		$ 477,048	$ 76,513
Subsequent Events [Member]
Subsequent events to the reporting date [Abstract]
Maximum lifting capacity that is expected to serve vessels through market expansion (in tons) | t	6,000
Percentage of total market share expected to increase through market expansion	94.00%
Subsequent Events [Member] | Bancomext, S.N.C. [Member]
Subsequent events to the reporting date [Abstract]
Debt amount	$ 16.8
Interest rate	85.00%
Subsequent Events [Member] | Bancomext, S.N.C. [Member] | SOFR [Member]
Subsequent events to the reporting date [Abstract]
Basis points	2.35%
Subsequent Events [Member] | Grupo Financiero Inbursa [Member]
Subsequent events to the reporting date [Abstract]
Debt amount	$ 40.5
Maximum lifting capacity that is expected to serve vessels through market expansion (in tons) | t	6,000
Percentage of total market share expected to increase through market expansion	94.00%
Number of specialized vessels | Vessel	2
Subsequent Events [Member] | Grupo Financiero Inbursa [Member] | SOFR [Member]
Subsequent events to the reporting date [Abstract]
Basis points	5.00%